Income Taxes - Reconciliation of Net Tax Provision to Income (Loss) Before Income Tax (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Loss from operations before taxes and discontinued operations	$ (699,798)	$ (3,339,734)
Combined federal and provincial rate	27.00%	27.00%
Expected tax recovery from operations before taxes and discontinued operations	$ (188,945)	$ (901,728)
Expected tax recovery from operations before taxes and discontinued operations	1,054	(115)
Foreign exchange	1,464	(373)
Non-deductible expenses	6,629	19,996
Non-deducible (non-taxable) portion of capital items	2,678	20,839
Non-deducible loss on conversion of debt	0	46,598
Goodwill and other impairment items	326	659,980
Tax impact on divestitures	6,295	(5,170)
Difference in statutory tax rate	14,755	13,929
Effect of change in tax rates	55	967
Changes in deferred tax benefits not recognized	149,368	62,842
Income tax recovery from continuing operations	(6,321)	(82,235)
Tax expense (income) relating to gain (loss) on discontinuance	0	800
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Tax recovery from sale of discontinued operations	$ 0	$ 0